Trade and other receivables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other receivables
8.	Trade and other receivables

	December 31,
	2024	2023
	$	$
Trade accounts receivable, net	1,884	126
Value added tax	383	-
Other receivables	90	164
	2,357	290